UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 03/31/2013

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9191 Towne Centre Drive
Suite 210
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-736-0914

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______22______________

Form 13F Information Table Value Total: __$118703_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Water Works		COM		030420103    11120 268329.000 SH     Sole	        268329.000
California Water Service Group  COM		20441A102    10701 537757.000 SH     Sole               537757.000
Pentair Inc (PNR)               COM             709631105     8159 154677.000 SH     Sole               154677.000
Itron, Inc (ITRI)               COM             465741106     7624 164307.000 SH     Sole               164307.000
Flowserve Corp (FLS)            COM             34354P105     7595  45287.000 SH     Sole    		 45287.000
Aqua America, Inc (WTR)         COM             03836W103     7409 235642.000 SH     Sole		235642.000
SJW Corp (SJW)                  cOM             784305104     7393 278978.000 SH     Sole               278978.000
Tetra Tech, Inc. (TTEK)         COM             88162G103     6843 224443.000 SH     Sole		224443.000
Ashland Inc (ASH)               COM		044209104     6441  86691.000 SH     Sole                86691.000
Xylem, Inc. (XYL)               COM             98419M100     6375 231310.000 SH     Sole               231310.000
CIA Saneamento Basico ADR(SBS)  COM		20441A102     6186 129605.000 SH     Sole               129605.000
Watts Water Technoligies (WTS)  COM		942749102     6053 126121.000 SH     Sole		126121.000
Layne Christensen Co. (LAYN)    COM             521050104     5548 259473.000 SH     Sole               259473.000
Aegion Inc (AEGN)               COM             00770F104     5009 216375.000 SH     Sole               216375.000
Mueller Industries, Inc(MLI)	COM		624756102     4442  83347.000 SH     Sole		 83347.000
Consolidated Water Company(CWCO)COM             G23773107     3910 394911.000 SH     Sole               394911.000
Artesian Resources Corp.(ARTNA) COM		043113208     3519 156590.000 SH     Sole               156590.000
Connecticut Water Service, Inc  COM		207797101     3398 116251.000 SH     Sole		116251.000
Powershares Global Water (PIO)  COM             73936T623      279  14526.000 SH     Sole                14526.000
Gunagdong Investment (GGDVY)	COM		400654208      253   5728.000 SH     Sole		  5728.000
Kurita Water Industires (KTWIF) COM             J37221116      238  10773.000 SH     Sole                10773.000
Suez Environment ADR (SZEVY)    COM		864691100      210  32932.000 SH     Sole                32932.000
